Accounts Receivable	12 Months Ended
Sep. 30, 2012
Accounts Receivable [Abstract]
Accounts Receivable

4. Accounts Receivable

Accounts receivable, net of the allowance for doubtful accounts, consist of the following at September 30, 2012, and 2011:

(Dollars in thousands)	2012	2011
Commercial	$147,685	137,498
U.S. Government and prime contractors	3,366	6,585
Total	$151,051	144,083